Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers concentration of risk	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		100.00%